Financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Carrying Amount of Financial Assets
The following table shows the carrying amounts of financial assets and liabilities measured at fair value through profit and loss on a recurring basis:

	As of December 31, 2023				As of December 31, 2022
Assets measured at FVTPL	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Other investments	—	—	2,414	2,414	—	—	2,333	2,333
Total assets	$—	$—	$2,414	$2,414	$—	$—	$2,333	$2,333
Liabilities measured at FVTPL
Earn-out rights	—	—	155,402	155,402	—	—	598,570	598,570
Class C-1 Shares	4,920	—	—	4,920	17,920	—	—	17,920
Class C-2 Shares	—	1,080	—	1,080	—	10,080	—	10,080
Total liabilities	$4,920	$1,080	$155,402	$161,402	$17,920	$10,080	$598,570	$626,570
The following table shows the carrying amounts of financial assets and liabilities measured at amortized cost:

	As of December 31,
	2023	2022
Financial assets	(Restated)	(Restated)

Cash and cash equivalents - (Restated)	768,264	973,877
Trade receivables and trade receivables - related parties - (Restated)	187,742	320,657
Accrued income - related parties	152,605	49,060
Other current receivables and other current receivables - related parties - (Restated)	35,496	10,840
Other non-current receivables - (Restated)	9,733	6,819
Restricted cash - (Restated)	1,834	—
Total	$1,155,674	$1,361,253
Financial liabilities
Current and non-current liabilities to credit institutions - (Restated)	2,026,665	1,327,102
Other non-current interest bearing liabilities and other non-current interest bearing liabilities - related parties - (Restated)	1,467,696	74,969
Accrued expenses and accrued expenses - related parties - (Restated)	720,759	352,854
Trade payables and trade payables - related parties	368,145	1,032,579
Other current liabilities and other current liabilities - related parties - (Restated)	20,939	55,911
Current and non-current liabilities related to repurchase commitments - (Restated)	119,664	86,347
Interest-bearing current liabilities and interest bearing current liabilities - related parties[1] - (Restated)	93,361	38,996
Other non-current liabilities - (Restated)	64,990	91,056
Advance payments from customers	16,415	35,717
Current and non-current refund liabilities and current refund liabilities - related parties - (Restated)	53,257	22,693
Total	$4,951,891	$3,118,224
1 – The Group’s current and non-current lease liabilities are included in interest-bearing current liabilities and other non-current interest-bearing liabilities, respectively. The Group’s current and non-current related party lease liabilities are included in interest-bearing current liabilities - related parties and other non-current interest-bearing liabilities - related parties, respectively. These amounts are presented separately in Note 12 - Leases.
Carrying Amount of Financial Liabilities
The following table shows the carrying amounts of financial assets and liabilities measured at fair value through profit and loss on a recurring basis:

	As of December 31, 2023				As of December 31, 2022
Assets measured at FVTPL	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Other investments	—	—	2,414	2,414	—	—	2,333	2,333
Total assets	$—	$—	$2,414	$2,414	$—	$—	$2,333	$2,333
Liabilities measured at FVTPL
Earn-out rights	—	—	155,402	155,402	—	—	598,570	598,570
Class C-1 Shares	4,920	—	—	4,920	17,920	—	—	17,920
Class C-2 Shares	—	1,080	—	1,080	—	10,080	—	10,080
Total liabilities	$4,920	$1,080	$155,402	$161,402	$17,920	$10,080	$598,570	$626,570
The following table shows the carrying amounts of financial assets and liabilities measured at amortized cost:

	As of December 31,
	2023	2022
Financial assets	(Restated)	(Restated)

Cash and cash equivalents - (Restated)	768,264	973,877
Trade receivables and trade receivables - related parties - (Restated)	187,742	320,657
Accrued income - related parties	152,605	49,060
Other current receivables and other current receivables - related parties - (Restated)	35,496	10,840
Other non-current receivables - (Restated)	9,733	6,819
Restricted cash - (Restated)	1,834	—
Total	$1,155,674	$1,361,253
Financial liabilities
Current and non-current liabilities to credit institutions - (Restated)	2,026,665	1,327,102
Other non-current interest bearing liabilities and other non-current interest bearing liabilities - related parties - (Restated)	1,467,696	74,969
Accrued expenses and accrued expenses - related parties - (Restated)	720,759	352,854
Trade payables and trade payables - related parties	368,145	1,032,579
Other current liabilities and other current liabilities - related parties - (Restated)	20,939	55,911
Current and non-current liabilities related to repurchase commitments - (Restated)	119,664	86,347
Interest-bearing current liabilities and interest bearing current liabilities - related parties[1] - (Restated)	93,361	38,996
Other non-current liabilities - (Restated)	64,990	91,056
Advance payments from customers	16,415	35,717
Current and non-current refund liabilities and current refund liabilities - related parties - (Restated)	53,257	22,693
Total	$4,951,891	$3,118,224
1 – The Group’s current and non-current lease liabilities are included in interest-bearing current liabilities and other non-current interest-bearing liabilities, respectively. The Group’s current and non-current related party lease liabilities are included in interest-bearing current liabilities - related parties and other non-current interest-bearing liabilities - related parties, respectively. These amounts are presented separately in Note 12 - Leases.
Schedule of Maturities for Financial Assets and Liabilities
The following table shows the maturities for the Group’s non-derivative financial assets and liabilities as of December 31, 2023:

	Due within 1 year	Due between 1 and 5 years	Due beyond 5 years	Total
Financial assets
Trade receivables and trade receivables - related parties - (Restated)	187,742	—	—	187,742
Accrued income - related parties	152,605	—	—	152,605
Other current receivables and other current receivables - related parties - (Restated)	35,496	—	—	35,496
Other non-current receivables - (Restated)	—	9,733	—	9,733
Restricted cash - (Restated)	—	1,834	—	1,834
Total - (Restated)	$375,843	$11,567	$—	$387,410
Financial liabilities
Liabilities to credit institutions - (Restated)	2,026,665	—	—	2,026,665
Accrued expenses and accrued expenses - related parties - (Restated)	720,760	—	—	720,760
Trade payables and trade payables - related parties	368,145	—	—	368,145
Other current liabilities and other current liabilities - related parties - (Restated)	20,939	—	—	20,939
Liabilities related to repurchase commitments - (Restated)	119,664	—	—	119,664
Interest-bearing current liabilities and interest-bearing current liabilities - related parties - (Restated)	93,361	—	—	93,361
Advance payments from customers	16,415	—	—	16,415
Other non-current liabilities - (Restated)	—	64,991	—	64,991

Other non-current interest bearing liabilities and other non-current interest bearing liabilities - related parties - (Restated)	—	1,456,225	11,471	1,467,696
Current and non-current refund liabilities - (Restated)	52,006	1,251	—	53,257
Total - (Restated)	$3,417,955	$1,522,467	$11,471	$4,951,893
The following table shows the maturities for the Group’s non-derivative financial assets and liabilities as of December 31, 2022:

	Due within 1 year	Due between 1 and 5 years	Due beyond 5 years	Total
Financial assets
Trade receivables and trade receivables - related parties - (Restated)	320,658	—	—	320,658
Accrued income - related parties	49,060	—	—	49,060
Other current receivables - (Restated)	10,840	—	—	10,840
Other non-current receivables - (Restated)	—	6,819	—	6,819
Total - (Restated)	$380,558	$6,819	$—	$387,377
Financial liabilities
Current and non-current liabilities to credit institutions - (Restated)	1,327,102	—	—	1,327,102
Trade payables and trade payables - related parties	1,032,579	—	—	1,032,579
Accrued expenses and accrued expenses - related parties - (Restated)	352,854	—	—	352,854
Current and non-current liabilities related to repurchase commitments - (Restated)	86,347	—	—	86,347
Other current liabilities and other current liabilities - related parties - (Restated)	55,911	—	—	55,911
Interest-bearing current liabilities and interest-bearing current liabilities - related parties - (Restated)	38,996	—	—	38,996
Advance payments from customers	35,717	—	—	35,717
Other non-current liabilities - (Restated)	—	91,056	—	91,056
Other non-current interest-bearing liabilities and other non-current interest-bearing liabilities - related parties - (Restated)	—	64,185	10,784	74,969
Current and non-current refund liabilities - (Restated)	20,991	1,702	—	22,693
Total - (Restated)	$2,950,497	$156,943	$10,784	$3,118,224